Note 18 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 359,150	$ 343,361
Non-controlling interest redemption increment (note 18)	15,843	7,853
Distributions paid to RNCI	(35,698)	(31,858)
Purchase of interests from RNCI, net	(19,100)	(14,011)
Balance	442,375	359,150
Non-controlling Interest Share of Earnings [Member]
RNCI share of earnings	27,550	24,558
Non-controlling Interest Redemption Increment [Member]
Non-controlling interest redemption increment (note 18)	15,843	7,853
Non-controlling Interest Distributions Paid to NCI [Member]
Distributions paid to RNCI	(33,293)	(29,662)
Non-controlling Interest Recognized on Business Acquisitions [Member]
RNCI recognized on business acquisitions	$ 92,225	$ 27,051